Income Taxes - Schedule of Reconciliation Between Statutory Tax Rate and Effective Tax Rate (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Reconciliation Between Statutory Tax Rate And Effective Tax Rate Abstract
Profit before income taxes, Amount	$ (132,210)	$ 930,459
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%, Amount	$ (21,816)	$ 153,526
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%, Percent	16.50%	16.50%
Foreign tax effects, Amount	$ 195,187
Foreign tax effects, Percent	(147.60%)
Non-taxable or non-deductible items, Amount	$ (43,602)
Non-taxable or non-deductible items, Percent	33.00%
Other adjustments
Two-tiered profits tax relief, Amount	$ (21,156)
Two-tiered profits tax relief, Percent	16.00%
Changes in valuation allowance, Amount	$ (31,336)
Changes in valuation allowance, Percent	23.70%
Income tax expense, Amount	$ 77,277	$ 132,180
Income tax expense, Percent	(58.50%)